Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended							9 Months Ended	12 Months Ended
	Oct. 30, 2024	Aug. 22, 2024	Aug. 12, 2024	Sep. 22, 2023	Apr. 19, 2023	Apr. 27, 2022	Apr. 22, 2022	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 24, 2025	Mar. 21, 2025	Feb. 28, 2025	Jan. 31, 2025	Aug. 20, 2024	May 07, 2024	Jan. 07, 2024	Jun. 20, 2023	May 17, 2023	Apr. 21, 2023	Jan. 20, 2023
Subsidiary, Sale of Stock [Line Items]
Price of per share (in Dollars per share)									$ 0.1
Transaction costs									$ 6,764,402
Underwriting fees									2,300,000
Deferred underwriting fees									4,025,000
Other offering costs									$ 439,402
Proceeds from IPO and Private Placement						$ 115,000,000
Percentage of asset held in trust account									80.00%
Business combination, percentage of voting securities									50.00%
Net tangible assets									$ 5,000,001
Deposits					$ 120,000														$ 120,000	$ 120,000	$ 120,000	$ 1,150,000
Stockholders vote (in Shares)		262,231		3,358,759	7,414,905
Redemption value		$ 2,956,394		$ 35,797,997	$ 76,322,364
Deposited in trust account		$ 18,564.2							18,564.2
[custom:TerminationFee]									$ 3,000,000
[custom:SecuritiesAmount-0]																$ 100,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.0001	$ 0.0001						$ 0.0001
Share Price (in Dollars per share)			$ 10													$ 10		$ 10
Proceeds from promissory note - DRIVEiT								$ 1,100,000	$ 1,100,000
Related to transaction costs			$ 400,000						$ 400,000
Aggregate principal amount	$ 3,894,000
Convertible note payable	3,245,000
Lender expenses	295,000
Purchase price	5,000,000
Percentage of common stock									250.00%
Principal securities exchange									$ 4,000,000
Exceeds per share (in Dollars per share)									$ 12.5
Publicly held shares (in Shares)																	1,100,000
Cash and Cash Equivalents, at Carrying Value									$ 194,779
Working capital deficit									4,351,472
Excise tax payable									1,279,513	$ 1,121,204
Merger Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount	3,894,000
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price	$ 8,400,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Deposited in trust account											$ 18,564.2	$ 55,692.6	$ 55,692.6	$ 18,564.2	$ 18,564.2
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriters’ over-allotment option									1,000,000
Over-allotment option									2,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriters’ over-allotment option									1,150,000
Over-allotment option									$ 2,300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)							10,000,000
Price of per share (in Dollars per share)							$ 10
Sale of units in initial public offering aggragate amount							$ 100,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)							313,500
Price of per share (in Dollars per share)							$ 10
Sale of units in initial public offering aggragate amount							$ 3,135,000
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)						30,000
Price of per share (in Dollars per share)						$ 10
Sale of units in initial public offering aggragate amount						$ 300,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)						1,500,000	1,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering (in Shares)						1,500,000	1,500,000
Price of per share (in Dollars per share)						$ 10
Sale of units in initial public offering aggragate amount						$ 15,000,000